Current Financial Assets and Cash and Cash Equivalents - Summary of Current Financial Assets and Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets	$ 123,765	$ 67,107
Cash and cash equivalents	149,042	136,708
Carrying Value [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets	123,765	67,107
Cash and cash equivalents	149,042	136,708
Current financial assets and cash and cash equivalents	272,806	203,815
Estimated Fair Value [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets	123,765	67,107
Cash and cash equivalents	149,042	136,708
Current financial assets and cash and cash equivalents	$ 272,806	$ 203,815